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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460

                          Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2014 through June 30, 2014


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                        Pioneer AMT-Free
                        Municipal Fund

--------------------------------------------------------------------------------
                        Semiannual Report | June 30, 2014
--------------------------------------------------------------------------------

                        Ticker Symbols:

                        Class A   PBMFX
                        Class B   PBMUX
                        Class C   MNBCX
                        Class Y   PBYMX

                        [LOGO] PIONEER
                               Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             7

Prices and Distributions                                                      8

Performance Update                                                            9

Comparing Ongoing Fund Expenses                                              13

Schedule of Investments                                                      15

Financial Statements                                                         28

Notes to Financial Statements                                                36

Trustees, Officers and Service Providers                                     44

                 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 1

President's Letter

Dear Shareowner,

As we move past the midway point of 2014, U.S. economic growth is still expected to exceed 2% for the full calendar year, despite the fact that U.S. gross domestic product (GDP) for the first quarter was revised down to -2.9% in May. The markets, in fact, almost completely ignored that bad news, as more timely data -- especially labor market data -- pointed to continuing economic strength. By mid-year, the number of people filing initial unemployment claims and the number of job openings were at levels last seen during the boom years of 2005 through 2007, and unemployment was down to just over 6%. Barring an external shock, we think it's likely that the domestic economic expansion will continue. The Federal Reserve System (the Fed) is widely expected to end its stimulative QE (quantitative easing) program by the end of this year and to begin raising the Federal funds rate in 2015; two more signs that the U.S. economic recovery is on increasingly solid footing. The timing and pace of Fed's actions remain uncertain, however, as Fed Chair Janet Yellen has continually stressed that Fed policy will be sensitive to incoming economic data, and any signs of accelerating inflation could prompt an earlier increase in the Federal funds rate.

A modestly improving European economy and continuing economic improvement in Japan appear likely to result in improving global economic growth in the second half of 2014, further supporting the U.S. economy. Some slack remains in the labor markets and capacity utilization, which offers the potential for continuing non-inflationary growth.

While the U.S. economy appears robust and the global economy seems to be improving, there are still weaknesses and risks to the economic outlook. Risks of an adverse shock also remain. Military conflicts and political tensions are widespread, with particular concerns about recent developments in the Middle East that could prove disruptive to the global oil supply. While most of the widely recognized risks may already be "priced into" the market, we caution against complacency and believe investors should continue to expect market volatility.

2 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. And while diversification does not assure a profit or protect against loss in a declining market, we believe there are still opportunities for prudent investors to earn attractive returns. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs, keeping in mind that there is no single best strategy that works for every investor.

Pioneer's investment teams have, since 1928, sought out attractive opportunities in equity and bond markets, using in-depth research to identify undervalued individual securities, and using thoughtful risk management to construct portfolios which seek to balance potential risks and rewards in an ever-changing world.

We encourage you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury*

Daniel K. Kingsbury*
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

*   Mr. Kingsbury resigned effective August 8, 2014.

                 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 3

Portfolio Management Discussion | 6/30/14

In the following interview, David Eurkus, lead portfolio manager of Pioneer AMT-Free Municipal Fund, discusses the investment environment for tax-free bonds during the six-month period ended June 30, 2014, the Fund's investment strategies and performance during the six-month period, and his outlook for the municipal bond market. Mr. Eurkus, a senior vice president and a portfolio manager at Pioneer, manages the Fund along with Jonathan Chirunga, a vice president and a portfolio manager at Pioneer.

Q   How did the Fund perform during the six-month period ended June 30, 2014?

A Pioneer AMT-Free Municipal Fund's Class A shares returned 9.24% at net asset value during the six-month period ended June 30, 2014, while the Fund's benchmark, the Barclays Municipal Bond Index (the Barclays Index), returned 6.00%. During the same period, the average return of the 272 mutual funds in Lipper's General & Insured Municipal Debt Funds category was 6.62%, and the average return of the 253 mutual funds in Morningstar's Municipal National Long Funds category was 6.87%.

Q How would you describe the investment environment for tax-exempt bonds during the six-month period ended June 30, 2014?

A Following a difficult period for municipal bonds, the market staged a strong recovery during the first six months of 2014. The rally in municipals, which gained momentum every month, was based on several factors. Though fixed-income instruments had sold off in late 2013 on fears that tapering of the U.S. Federal Reserve's (the Fed's) quantitative easing (QE) bond-purchasing program would disrupt the markets, by the time the U.S. central bank actually began to taper QE in early 2014, the move had come to be viewed as largely a non-event, and many investors returned to the bond market. In addition, harsh winter weather slowed the U.S. economic recovery, prompting many investors to rotate out of stocks and into bonds; that shift, in turn, drove down longer-term rates and boosted prices of both taxable and tax-exempt fixed-income instruments. Another contributing factor to the municipal bond market's rally was the fact that many investors took note of the 3.8% tax increase associated with the Affordable Care Act; in an environment of low inflation, the prospect of higher taxes made municipal bonds appear even more attractive on a tax-equivalent basis. Lastly, technical factors such as increasing demand and tight supply boosted the tax-exempt bond market.

    At the close of the six-month period, Commonwealth of Puerto Rico municipal bond issuers were downgraded by ratings agencies. The downgrades caused some disruption in the tax-exempt market, but the Fund held no securities issued in Puerto Rico and was not directly affected.

4 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

Q Will you discuss your overall investment strategy in managing the Fund's portfolio during the six-month period ended June 30, 2014?

A Our principal investment strategy in managing the portfolio is to purchase and hold discounted long-term municipal bonds, as such investments tend to offer the highest yields in the tax-exempt marketplace. We believe that over the long term, our broadly diversified* strategy may enable the Fund to outperform its benchmark, the Barclays Index, and its industry peers. We continue to concentrate the Fund's municipal bond investments in sectors vital to communities across the U.S., such as health care/hospitals, transportation, public and private education, and power and energy.

    During the six-month period, we maintained our emphasis on overall portfolio quality. As of June 30, 2014, 65.8% of the Fund's total investment portfolio were rated "A" or higher. (The portfolio's credit ratings reflect the average of available ratings across Moody's, Standard & Poor's, and Fitch.) In addition, the Fund's investments are spread out across a wide range of municipal bond sectors.

Q Which individual investments had the biggest effects on the Fund's performance during the six-month period ended June 30, 2014, either from a positive or negative standpoint?

A During the period, the Fund's investments in Virginia Tobacco Settlement bonds as well as bonds issued by the Public Authority of Colorado and Massachusetts State Education Authority were among the most significant contributors to performance. The individual holdings that detracted the most from Fund returns were positions in Madison County (Florida) revenue bonds, Maryland State Economic Development bonds, and bonds issued by the Allentown (Pennsylvania) Hospital Authority.

Q What is your outlook for the municipal market as we head into the second half of 2014?

A As the municipal market rally gathered momentum during the first half of 2014, we opted to gradually reduce the Fund's duration by approximately two years. {Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates, expressed as a number of years.} The move was intended to bring the Fund more in line with the duration of its benchmark, the Barclays Index, and as a measure of caution given that long-term interest rates declined significantly over the first six months of 2014. While we believe that the remainder of this calendar year will continue to feature a positive environment for municipal bonds with respect to price appreciation and income generation, we intend to be more focused on the latter. In general, the Fed's accommodative monetary policies and the moderate U.S.

* Diversification does not assure a profit nor protect against loss in a declining market.

                 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 5 economic recovery continue to provide a positive investment environment for tax-exempt instruments, despite geopolitical concerns emanating from the Ukraine, Israel/Gaza and Iraq.

    We plan to continue to invest the Fund's assets in select long-term tax-exempt bonds that we believe have the strongest opportunity to perform well over time. We will also continue to closely monitor the portfolio's holdings to ensure their integrity and quality, and the timely payment of principal and interest on the investments. The portfolio remains broadly diversified, with the vast majority of holdings invested in bonds with dedicated revenue streams.

Please refer to the Schedule of Investments on pages 15-27 for a full listing of Fund securities.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise.

Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The value of municipal securities can be adversely affected by changes in financial condition of municipal issuers, lower revenues, and regulatory and political developments.

A portion of income may be subject to local, state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may increase share price volatility.

Past performance is not a guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These opinions should not be relied upon for any other purposes.

6 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

Portfolio Summary | 6/30/14

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

AAA                                                                       17.7%
AA                                                                        23.0%
A                                                                         25.1%
BBB                                                                       19.8%
BB                                                                         5.8%
B                                                                          4.7%
CCC                                                                        0.1%
Not Rated                                                                  3.2%
Cash Equivalent                                                            0.6%

Due to rounding, figures may not total 100%. Credit rating breakdown reflects the average of available ratings across Moody's, Standard & Poor's (S&P) and Fitch. Bond ratings are ordered highest to lowest in portfolio. Based on S&P's measures, AAA (highest possible rating) through BBB are considered investment grade. BB or lower ratings are considered non-investment grade. Cash equivalents and some bonds may not be rated.

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Health                                                                    20.3%
Education                                                                 17.0%
General Obligation                                                        14.5%
Insured                                                                   13.9%
Special Revenues                                                           8.7%
Pollution Control Revenue                                                  6.7%
Transportation                                                             6.7%
Power                                                                      5.0%
Various Revenues                                                           3.0%
Housing                                                                    1.4%
Escrowed                                                                   1.3%
Water & Sewer                                                              0.9%
Reserves                                                                   0.6%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

 1. Public Authority for Colorado Energy, 6.5%, 11/15/38                      2.07%
-----------------------------------------------------------------------------------
 2. Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32     2.02
-----------------------------------------------------------------------------------
 3. Texas Private Activity Bond Surface Transportation Corp., 7.0%, 6/30/40   1.57
-----------------------------------------------------------------------------------
 4. State of Maryland, 5.0%, 3/1/21                                           1.53
-----------------------------------------------------------------------------------
 5. California Statewide Communities Development Authority, 5.75%, 7/1/47     1.44
-----------------------------------------------------------------------------------
 6. FYI Properties, 5.5%, 6/1/39                                              1.43
-----------------------------------------------------------------------------------
 7. King County Housing Authority, 5.5%, 5/1/38                               1.41
-----------------------------------------------------------------------------------
 8. JobsOhio Beverage System, 5.0%, 1/1/38                                    1.38
-----------------------------------------------------------------------------------
 9. Golden State Tobacco Securitization Corp., 5.125%, 6/1/47                 1.38
-----------------------------------------------------------------------------------
10. Dallas County Utility & Reclamation District, 5.375%, 2/15/29             1.37
-----------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 7

Prices and Distributions | 6/30/14

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Class                     6/30/14                     12/31/13
--------------------------------------------------------------------------------
           A                        $14.19                      $13.25
--------------------------------------------------------------------------------
           B                        $14.07                      $13.13
--------------------------------------------------------------------------------
           C                        $14.08                      $13.14
--------------------------------------------------------------------------------
           Y                        $14.14                      $13.21
--------------------------------------------------------------------------------

Distributions per Share: 1/1/14-6/30/14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           Short-Term           Long-Term
         Class          Dividends         Capital Gains        Capital Gains
--------------------------------------------------------------------------------
          A              $0.2770             $   --               $   --
--------------------------------------------------------------------------------
          B              $0.2131             $   --               $   --
--------------------------------------------------------------------------------
          C              $0.2212             $   --               $   --
--------------------------------------------------------------------------------
          Y              $0.2945             $   --               $   --
--------------------------------------------------------------------------------

Index Definition
--------------------------------------------------------------------------------
The Barclays Municipal Bond Index is an unmanaged, broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts shown on pages 9-12.

8 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

Performance Update | 6/30/14                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer AMT-Free Municipal Fund at public offering price during the periods shown, compared to that of the Barclays Municipal Bond Index.

Average Annual Total Returns
(As of June 30, 2014)
--------------------------------------------------------------------------------
                Net         Public
                Asset       Offering      Barclays
                Value       Price         Municipal
Period          (NAV)       (POP)         Bond Index
--------------------------------------------------------------------------------
10 Years        5.29%       4.80%         4.97%
5 Years         7.87        6.87          5.81
1 Year          7.90        3.01          6.14
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2014)
--------------------------------------------------------------------------------
                Gross       Net
--------------------------------------------------------------------------------
                0.84%       0.82%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer AMT-Free       Barclays Municipal
                            Municipal Fund         Bond Index
6/30/2004                   $  9,550               $ 10,000
6/30/2005                   $ 10,549               $ 10,824
6/30/2006                   $ 10,671               $ 10,920
6/30/2007                   $ 11,163               $ 11,432
6/30/2008                   $ 11,272               $ 11,802
6/30/2009                   $ 10,944               $ 12,247
6/30/2010                   $ 12,508               $ 13,425
6/30/2011                   $ 12,867               $ 13,891
6/30/2012                   $ 14,655               $ 15,266
6/30/2013                   $ 14,813               $ 15,302
6/30/2014                   $ 15,984               $ 16,242

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer AMT-Free Municipal Fund acquired the assets and liabilities of predecessor fund Safeco Municipal Bond Fund on December 10, 2004. The performance shown for Class A shares of the Fund for periods prior to December 10, 2004, is based on the performance of the predecessor fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance of the Fund's Class A shares would be lower than the performance shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through May 1, 2015, for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 9

Performance Update | 6/30/14                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class B shares of Pioneer AMT-Free Municipal Fund during the periods shown, compared to that of the Barclays Municipal Bond Index.

Average Annual Total Returns
(As of June 30, 2014)
--------------------------------------------------------------------------------
                                          Barclays
                If          If            Municipal
Period          Held        Redeemed      Bond Index
--------------------------------------------------------------------------------
10 Years        4.36%       4.36%         4.97%
5 Years         6.88        6.88          5.81
1 Year          6.97        2.97          6.14
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2014)
--------------------------------------------------------------------------------
                Gross       Net
--------------------------------------------------------------------------------
                1.76%       1.72%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer AMT-Free       Barclays Municipal
                            Municipal Fund         Bond Index
6/30/2004                   $ 10,000               $ 10,000
6/30/2005                   $ 10,957               $ 10,824
6/30/2006                   $ 11,014               $ 10,920
6/30/2007                   $ 11,416               $ 11,432
6/30/2008                   $ 11,418               $ 11,802
6/30/2009                   $ 10,991               $ 12,247
6/30/2010                   $ 12,449               $ 13,425
6/30/2011                   $ 12,704               $ 13,891
6/30/2012                   $ 14,339               $ 15,266
6/30/2013                   $ 14,330               $ 15,302
6/30/2014                   $ 15,330               $ 16,242

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer AMT-Free Municipal Fund acquired the assets and liabilities of predecessor fund Safeco Municipal Bond Fund on December 10, 2004. The performance shown for Class B shares of the Fund for periods prior to December 10, 2004, is based on the performance of the predecessor fund's Class B shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance of the Fund's Class B shares would be lower than the performance shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through May 1, 2015, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

10 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

Performance Update | 6/30/14                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer AMT-Free Municipal Fund during the periods shown, compared to that of the Barclays Municipal Bond Index.

Average Annual Total Returns
(As of June 30, 2014)
--------------------------------------------------------------------------------
                                          Barclays
                If          If            Municipal
Period          Held        Redeemed      Bond Index
--------------------------------------------------------------------------------
10 Years        4.45%       4.45%         4.97%
5 Years         7.03        7.03          5.81
1 Year          7.11        7.11          6.14
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2014)
--------------------------------------------------------------------------------
                Gross
--------------------------------------------------------------------------------
                1.59%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer AMT-Free       Barclays Municipal
                            Municipal Fund         Bond Index
6/30/2004                   $ 10,000               $ 10,000
6/30/2005                   $ 10,925               $ 10,824
6/30/2006                   $ 10,982               $ 10,920
6/30/2007                   $ 11,404               $ 11,432
6/30/2008                   $ 11,426               $ 11,802
6/30/2009                   $ 10,997               $ 12,247
6/30/2010                   $ 12,466               $ 13,425
6/30/2011                   $ 12,723               $ 13,891
6/30/2012                   $ 14,380               $ 15,266
6/30/2013                   $ 14,424               $ 15,302
6/30/2014                   $ 15,450               $ 16,242

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer AMT-Free Municipal Fund acquired the assets and liabilities of predecessor fund Safeco Municipal Bond Fund on December 10, 2004. The performance shown for Class C shares of the Fund for periods prior to December 10, 2004, is based on the performance of the predecessor fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Fund were reflected, the performance of the Fund's Class C shares would be lower than the performance shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 11

Performance Update | 6/30/14                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer AMT-Free Municipal Fund during the periods shown, compared to that of the Barclays Municipal Bond Index.

Average Annual Total Returns
(As of June 30, 2014)
--------------------------------------------------------------------------------
                                          Barclays
                If          If            Municipal
Period          Held        Redeemed      Bond Index
--------------------------------------------------------------------------------
10 Years        5.48%       5.48%         4.97%
5 Years         8.11        8.11          5.81
1 Year          8.12        8.12          6.14
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2014)
--------------------------------------------------------------------------------
                Gross       Net
--------------------------------------------------------------------------------
                0.67%       0.55%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                            Pioneer AMT-Free       Barclays Municipal
                            Municipal Fund         Bond Index
6/30/2004                   5,000,000              $ 5,065,802
6/30/2005                   5,524,439              $ 5,411,848
6/30/2006                   5,588,503              $ 5,459,753
6/30/2007                   5,856,059              $ 5,716,083
6/30/2008                   5,929,444              $ 5,900,905
6/30/2009                   5,771,136              $ 6,123,631
6/30/2010                   6,607,672              $ 6,712,253
6/30/2011                   6,820,384              $ 6,945,529
6/30/2012                   7,784,568              $ 7,633,166
6/30/2013                   7,883,834              $ 7,651,139
6/30/2014                   8,524,326              $ 8,121,208

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer AMT-Free Municipal Fund acquired the assets and liabilities of predecessor Safeco Municipal Bond Fund on December 10, 2004. The performance shown for Class Y shares of the Fund for periods prior to December 10, 2004, is based on the net asset value performance of the predecessor fund's Class A shares, which has not been restated to reflect differences in expenses, including 12b-1 fees applicable to Class A shares. If all the expenses of the Fund were reflected, the performance of the Fund's Class Y shares would be lower than the performance shown.

Performance shown for the period between December 10, 2004, and the inception of Class Y shares on November 10, 2006, reflects the NAV performance of Pioneer AMT-Free Municipal Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance of Class Y shares for the period between December 10, 2004, and the inception of Class Y shares on November 10, 2006, would have been higher than that shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through May 1, 2015, for Class Y shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free Municipal Fund

Based on actual returns from January 1, 2014, through June 30, 2014.

--------------------------------------------------------------------------------
Share Class                      A             B             C             Y
--------------------------------------------------------------------------------
Beginning Account            $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value on 1/1/14
--------------------------------------------------------------------------------
Ending Account               $1,092.40     $1,088.20     $1,088.80     $1,093.20
Value on 6/30/14
--------------------------------------------------------------------------------
Expenses Paid                $    4.25     $    8.91     $    8.18     $    2.85
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.82%, 1.72%, 1.58% and 0.55% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer AMT-Free Municipal Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2014, through June 30, 2014.

--------------------------------------------------------------------------------
Share Class                      A            B              C             Y
--------------------------------------------------------------------------------
Beginning Account            $1,000.00     $1,000.00     $1,000.00     $1,000.00
Value on 1/1/14
--------------------------------------------------------------------------------
Ending Account               $1,020.73     $1,016.27     $1,016.96     $1,022.07
Value on 6/30/14
--------------------------------------------------------------------------------
Expenses Paid                $    4.11     $    8.60     $    7.90     $    2.76
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.82%, 1.72%, 1.58% and 0.55% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

14 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

Schedule of Investments | 6/30/14 (unaudited)

-----------------------------------------------------------------------------------------------
Shares                                                                             Value
-----------------------------------------------------------------------------------------------
                                        LIQUIDATING TRUST -- 0.1%
                                        Commercial Services & Supplies -- 0.1%
                                        Research & Consulting Services -- 0.1%
         200                            CMS Liquidating Trust*                     $    690,400
-----------------------------------------------------------------------------------------------
                                        TOTAL LIQUIDATING TRUST
                                        (Cost $640,000)                            $    690,400
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Principal      Floating   S&P/Moody's
Amount ($)     Rate (b)   Ratings
-----------------------------------------------------------------------------------------------
                                        MUNICIPAL BONDS -- 98.1%
                                        Alabama -- 0.2%
   1,500,000                    NR/NR   Sylacauga Health Care Authority, 6.0%,
                                        8/1/35 (Pre-Refunded)                      $  1,571,595
-----------------------------------------------------------------------------------------------
                                        Arizona -- 1.6%
   5,145,000                   AA-/NR   Arizona Health Facilities Authority,
                                        5.5%, 1/1/38                               $  5,514,771
   5,000,000                  AA+/Aa1   City of Phoenix Arizona, 4.0%, 7/1/21         5,682,100
   1,000,000                    A/Aa3   Maricopa County Pollution Control
                                        Corp., 5.0%, 6/1/35                           1,067,420
     500,000                  BB+/NR    The Industrial Development Authority
                                        of the County of Pima, 6.1%, 6/1/45             509,735
      19,000                    NR/NR   The Industrial Development Authority
                                        of the County of Pima, 6.75%, 7/1/31             19,061
                                                                                   ------------
                                                                                   $ 12,793,087
-----------------------------------------------------------------------------------------------
                                        Arkansas -- 0.9%
   6,345,000                   AA/Aa1   State of Arkansas, 5.0%, 10/1/18           $  7,411,975
-----------------------------------------------------------------------------------------------
                                        California -- 8.5%
  10,000,000                   AA-/A3   Alameda Corridor Transportation
                                        Authority, 10/1/31 (c)                     $  4,617,000
     410,000                    AA/A2   Anaheim Public Financing Authority,
                                        9/1/22 (c)                                      318,718
  12,595,000                    AA/A2   Anaheim Public Financing Authority,
                                        9/1/36 (c)                                    3,958,105
   3,370,000                   CCC/NR   California County Tobacco Securitization
                                        Agency, 6/1/33 (c)                              775,942
   2,000,000                     A/A3   California Health Facilities Financing
                                        Authority, 5.625%, 7/1/32                     2,046,880
   4,000,000                 BBB/Baa1   California Municipal Finance Authority,
                                        5.25%, 2/1/37                                 4,077,200
   4,875,000                  NR/Baa2   California Statewide Communities
                                        Development Authority, 5.0%, 5/15/30          4,976,156
  10,000,000                   AA-/A1   California Statewide Communities
                                        Development Authority, 5.75%, 7/1/47         11,345,000
   4,000,000                     A/NR   California Statewide Communities
                                        Development Authority, 5.75%, 8/15/38         4,408,960
   1,000,000                    NR/A1   Franklin-Mckinley School District,
                                        6.0%, 7/1/16                                  1,109,680

The accompanying notes are an integral part of these financial statements.

                Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 15

-----------------------------------------------------------------------------------------------
Principal      Floating   S&P/Moody's
Amount ($)     Rate (b)   Ratings                                                  Value
-----------------------------------------------------------------------------------------------
                                        California -- (continued)
   2,100,000                   BB+/WR   Fresno Joint Powers Financing Authority,
                                        4.75%, 9/1/28                              $  2,025,324
  15,000,000                    B-/B3   Golden State Tobacco Securitization
                                        Corp., 5.125%, 6/1/47                        10,880,100
   3,000,000                  A-/Baa2   Long Beach Bond Finance Authority,
                                        5.5%, 11/15/37                                3,527,340
   2,180,000                   AA-/A3   Pomona Unified School District,
                                        6.55%, 8/1/29                                 2,775,314
   3,000,000                    A-/NR   Rialto Redevelopment Agency,
                                        6.25%, 9/1/37                                 3,260,250
   1,500,000                   AA/Aa1   San Jose Evergreen Community
                                        College District, 5.0%, 8/1/41                1,642,845
   1,500,000                     A/NR   Santa Cruz County Redevelopment
                                        Agency, 6.625%, 9/1/29                        1,747,575
   1,405,000                  AA-/Aa3   Santa Maria Joint Union High School
                                        District, 8/1/27 (c)                            814,169
   3,750,000                  BB+/B2    Tobacco Securitization Authority of
                                        Southern California, 5.0%, 6/1/37             3,030,862
   1,125,000                    B+/B2   Tobacco Securitization Authority of
                                        Southern California, 5.125%, 6/1/46             875,824
                                                                                   ------------
                                                                                   $ 68,213,244
-----------------------------------------------------------------------------------------------
                                        Colorado -- 3.4%
   2,750,000       5.25       AA-/Aa2   Colorado Health Facilities Authority,
                                        Floating Rate Note, 11/15/35               $  2,946,955
  12,500,000                  A-/Baa2   Public Authority for Colorado Energy,
                                        6.5%, 11/15/38                               16,332,632
   2,500,000                  NR/Baa3   Regional Transportation District,
                                        6.0%, 1/15/26                                 2,850,800
   1,250,000                  NR/Baa3   Regional Transportation District,
                                        6.0%, 1/15/34                                 1,389,350
   1,000,000                  NR/Baa3   Regional Transportation District,
                                        6.0%, 1/15/41                                 1,105,820
   2,000,000                  NR/Baa3   Regional Transportation District,
                                        6.5%, 1/15/30                                 2,299,500
                                                                                   ------------
                                                                                   $ 26,925,057
-----------------------------------------------------------------------------------------------
                                        Connecticut -- 0.3%
   2,470,000                     B/NR   Mohegan Tribe of Indians of
                                        Connecticut, 6.25%, 1/1/31                 $  2,471,852
-----------------------------------------------------------------------------------------------
                                        Delaware -- 0.7%
   5,000,000                  NR/Baa3   Delaware State Economic Development
                                        Authority, 5.375%, 10/1/45                 $  5,264,150
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

-----------------------------------------------------------------------------------------------
Principal      Floating   S&P/Moody's
Amount ($)     Rate (b)   Ratings                                                  Value
-----------------------------------------------------------------------------------------------
                                        District of Columbia -- 2.2%
  10,000,000                 BBB/Baa1   District of Columbia Tobacco Settlement
                                        Financing Corp., 6.75%, 5/15/40            $  9,933,600
   7,950,000                    NR/A1   District of Columbia, 4.25%, 6/1/37           7,990,942
                                                                                   ------------
                                                                                   $ 17,924,542
-----------------------------------------------------------------------------------------------
                                        Florida -- 2.7%
   7,500,000                  NR/Baa1   City of Tallahassee Florida, 6.375%,
                                        12/1/30                                    $  7,524,525
     445,000                    NR/NR   County of Madison Florida, 6.0%,
                                        7/1/25                                          270,858
   5,000,000                     A/A2   County of Miami-Dade Florida
                                        Aviation Revenue, 5.5%, 10/1/41               5,553,050
   3,000,000                    NR/A3   Escambia County Health Facilities
                                        Authority, 6.0%, 8/15/36                      3,420,750
   1,390,000                    NR/NR   Florida Development Finance Corp.,
                                        6.0%, 9/15/30                                 1,416,493
   3,400,000                    NR/NR   St. Johns County Industrial
                                        Development Authority, 6.0%, 8/1/45           3,655,646
                                                                                   ------------
                                                                                   $ 21,841,322
-----------------------------------------------------------------------------------------------
                                        Georgia -- 3.3%
   5,750,000                   A/Baa1   Burke County Development Authority,
                                        7.0%, 1/1/23                               $  6,717,898
   2,000,000       2.00          A/A3   Monroe County Development
                                        Authority, Floating Rate Note, 7/1/25         2,004,700
   2,750,000                   AA/Aa2   Private Colleges & Universities
                                        Authority, 5.0%, 10/1/43                      3,073,510
   5,000,000                  AAA/Aaa   State of Georgia, 4.0%, 10/1/22               5,759,200
   7,665,000                  AAA/Aaa   State of Georgia, 5.0%, 12/1/18               8,990,125
                                                                                   ------------
                                                                                   $ 26,545,433
-----------------------------------------------------------------------------------------------
                                        Illinois -- 3.2%
   1,000,000                  A-/Baa1   Illinois Finance Authority, 5.25%,
                                        5/1/40                                     $  1,056,440
   4,000,000                  BBB-/NR   Illinois Finance Authority, 5.5%,
                                        8/15/30                                       4,162,600
   1,600,000                    AA/A3   Illinois Finance Authority, 6.0%,
                                        8/15/25                                       1,638,992
   1,000,000                    NR/NR   Illinois Finance Authority, 6.125%,
                                        5/15/27                                       1,012,730
   5,000,000                  NR/Baa3   Illinois Finance Authority, 6.5%,
                                        4/1/39                                        5,351,750
  20,000,000                   AAA/A3   Metropolitan Pier & Exposition
                                        Authority, 6/15/39 (c)                        5,513,400
   5,000,000                 AA+/#Aaa   Metropolitan Pier & Exposition
                                        Authority, 7.0%, 7/1/26 (Pre-Refunded)        6,798,650
                                                                                   ------------
                                                                                   $ 25,534,562
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 17

-----------------------------------------------------------------------------------------------
Principal      Floating   S&P/Moody's
Amount ($)     Rate (b)   Ratings                                                  Value
-----------------------------------------------------------------------------------------------
                                        Indiana -- 2.1%
   2,000,000                   AA/Aa2   Indiana Bond Bank, 5.5%, 2/1/29            $  2,264,180
   2,000,000                   BB-/B1   Indiana Finance Authority, 6.0%,
                                        12/1/26                                       2,123,360
   5,000,000                  AA-/Aa3   Indiana Health & Educational Facilities
                                        Financing Authority, 4.75%, 2/15/34           5,070,800
   7,000,000                  AA-/Aa3   Indiana Health & Educational Facilities
                                        Financing Authority, 5.0%, 2/15/39            7,124,250
     440,000                    A/Aa1   Indianapolis Local Public Improvement
                                        Bond Bank, 6.0%, 1/10/20                        494,824
                                                                                   ------------
                                                                                   $ 17,077,414
-----------------------------------------------------------------------------------------------
                                        Louisiana -- 2.3%
   6,000,000                  BB+/Ba1   Jefferson Parish Hospital Service
                                        District No. 2, 6.375%, 7/1/41             $  6,498,960
     615,000                BBB+/Baa1   Louisiana Local Government
                                        Environmental Facilities & Community
                                        Development Authority, 5.25%, 12/1/18           631,593
  10,000,000                  NR/Baa1   Louisiana Public Facilities Authority,
                                        5.5%, 5/15/47                                10,477,900
     400,000                    A-/A3   Louisiana State Citizens Property
                                        Insurance Corp., 5.0%, 6/1/24                   455,660
     500,000                    AA/A2   Louisiana State Citizens Property
                                        Insurance Corp., 5.0%, 6/1/24                   573,745
                                                                                   ------------
                                                                                   $ 18,637,858
-----------------------------------------------------------------------------------------------
                                        Maine -- 1.0%
   4,500,000                   NR/Ba1   Maine Health & Higher Educational
                                        Facilities Authority, 6.75%, 7/1/36        $  4,968,855
   3,040,000                   NR/Ba1   Maine Health & Higher Educational
                                        Facilities Authority, 6.95%, 7/1/41           3,370,722
                                                                                   ------------
                                                                                   $  8,339,577
-----------------------------------------------------------------------------------------------
                                        Maryland -- 4.6%
   3,000,000                  BB+/Ba2   County of Frederick Maryland,
                                        5.625%, 9/1/38                             $  2,886,720
     400,000                    NR/NR   Maryland Economic Development
                                        Corp., 5.0%, 12/1/16 (d)                        188,000
     900,000                    NR/NR   Maryland Economic Development
                                        Corp., 5.0%, 12/1/16 (d)                        423,000
   1,000,000                    NR/NR   Maryland Economic Development
                                        Corp., 5.0%, 12/1/31 (d)                        470,000
   2,000,000                     A/A2   Maryland Economic Development
                                        Corp., 6.2%, 9/1/22                           2,391,540
   6,250,000                  AA+/Aa2   Maryland Health & Higher Educational
                                        Facilities Authority, 5.0%, 11/15/51          6,749,062
   3,500,000                  AAA/Aaa   State of Maryland, 4.5%, 8/1/19               4,059,685
  10,000,000                  AAA/Aaa   State of Maryland, 5.0%, 3/1/21              12,079,800

The accompanying notes are an integral part of these financial statements.

18 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

-----------------------------------------------------------------------------------------------
Principal      Floating   S&P/Moody's
Amount ($)     Rate (b)   Ratings                                                  Value
-----------------------------------------------------------------------------------------------
                                        Maryland -- (continued)
   7,300,000                  AAA/Aaa   Washington Suburban Sanitary
                                        Commission, 4.0%, 6/1/16                   $  7,818,008
                                                                                   ------------
                                                                                   $ 37,065,815
-----------------------------------------------------------------------------------------------
                                        Massachusetts -- 14.5%
   6,400,000       0.70       AA+/Aa1   Commonwealth of Massachusetts,
                                        Floating Rate Note, 11/1/25                $  6,287,104
   2,000,000                    NR/A2   Massachusetts Development Finance
                                        Agency, 4.0%, 10/1/35                         2,011,100
   2,500,000                   A+/Aa3   Massachusetts Development Finance
                                        Agency, 4.0%, 9/1/49                          2,431,200
   1,000,000                    A-/A3   Massachusetts Development Finance
                                        Agency, 5.0%, 10/1/21                         1,176,090
   1,000,000                    A-/A3   Massachusetts Development Finance
                                        Agency, 5.0%, 10/1/22                         1,159,640
   1,000,000                    A-/A3   Massachusetts Development Finance
                                        Agency, 5.0%, 10/1/30                         1,072,770
   4,000,000                     A/A1   Massachusetts Development Finance
                                        Agency, 5.0%, 10/1/48                         4,362,520
     450,000                    NR/A2   Massachusetts Development Finance
                                        Agency, 5.0%, 3/1/39                            491,427
   1,585,000                  AA+/Aa1   Massachusetts Development Finance
                                        Agency, 5.0%, 6/1/25                          1,824,097
   4,200,000                  AA+/Aa1   Massachusetts Development Finance
                                        Agency, 5.0%, 7/1/43                          4,710,468
   4,000,000                   BBB/NR   Massachusetts Development Finance
                                        Agency, 5.0%, 7/1/44                          4,134,720
   1,250,000                    A+/A1   Massachusetts Development Finance
                                        Agency, 5.0%, 9/1/50                          1,348,062
   1,000,000                 BBB+/Ba1   Massachusetts Development Finance
                                        Agency, 5.125%, 7/1/26                        1,048,510
     125,000                  NR/Baa2   Massachusetts Development Finance
                                        Agency, 5.15%, 10/1/14 (Pre-Refunded)           125,771
   1,680,000                   BBB/NR   Massachusetts Development Finance
                                        Agency, 5.25%, 10/1/29                        1,739,203
   3,320,000                   BBB/NR   Massachusetts Development Finance
                                        Agency, 5.25%, 10/1/37                        3,398,352
   1,980,000                   AA-/A1   Massachusetts Development Finance
                                        Agency, 5.375%, 4/1/41                        2,174,594
     500,000                  BBB-/NR   Massachusetts Development Finance
                                        Agency, 5.5%, 1/1/35                            500,810
   1,100,000                  NR/Baa2   Massachusetts Development Finance
                                        Agency, 5.625%, 10/1/24 (Pre-Refunded)        1,105,830
     400,000                BBB-/Baa3   Massachusetts Development Finance
                                        Agency, 5.625%, 7/15/36                         429,124
   1,000,000                  NR/Baa2   Massachusetts Development Finance
                                        Agency, 5.7%, 10/1/34 (Pre-Refunded)          1,003,870

The accompanying notes are an integral part of these financial statements.

                Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 19

-----------------------------------------------------------------------------------------------
Principal      Floating   S&P/Moody's
Amount ($)     Rate (b)   Ratings                                                  Value
-----------------------------------------------------------------------------------------------
                                        Massachusetts -- (continued)
   6,185,000                     A/NR   Massachusetts Development Finance
                                        Agency, 5.75%, 1/1/42                      $  7,518,733
     500,000                BBB-/Baa3   Massachusetts Development Finance
                                        Agency, 5.75%, 7/15/43                          538,680
   2,400,000                    NR/NR   Massachusetts Development Finance
                                        Agency, 6.25%, 10/15/17                       2,611,560
   1,000,000                   BBB/NR   Massachusetts Development Finance
                                        Agency, 6.75%, 1/1/36                         1,172,960
   1,000,000                   BBB/NR   Massachusetts Development Finance
                                        Agency, 7.0%, 7/1/42                          1,121,310
   2,000,000                    NR/A2   Massachusetts Health & Educational
                                        Facilities Authority, 4.125%, 10/1/37         2,013,120
   4,500,000                    BB/NR   Massachusetts Health & Educational
                                        Facilities Authority, 4.625%, 8/15/28         4,290,795
   3,750,000                BBB+/Baa1   Massachusetts Health & Educational
                                        Facilities Authority, 5.25%, 7/1/38           3,897,900
   2,335,000                BBB-/Baa3   Massachusetts Health & Educational
                                        Facilities Authority, 5.375%, 7/1/35          2,452,707
   3,400,000                  AAA/Aaa   Massachusetts Health & Educational
                                        Facilities Authority, 5.5%, 11/15/36          3,940,532
  12,000,000                  AAA/Aaa   Massachusetts Health & Educational
                                        Facilities Authority, 5.5%, 7/1/32           15,950,640
   1,000,000                  AAA/Aaa   Massachusetts Health & Educational
                                        Facilities Authority, 5.5%, 7/1/36            1,150,650
   1,000,000                  AA-/Aa3   Massachusetts Port Authority, 5.0%,
                                        7/1/32                                        1,120,200
   1,000,000                  AA-/Aa3   Massachusetts Port Authority, 5.0%,
                                        7/1/33                                        1,114,990
   7,000,000                  AA+/Aa2   Massachusetts School Building
                                        Authority, 5.0%, 8/15/29                      8,089,970
   3,975,000                   AA/Aa2   Massachusetts State College Building
                                        Authority, 5.0%, 5/1/28                       4,591,364
   2,420,000                  AA+/Aa1   Massachusetts Water Resources
                                        Authority, 5.25%, 8/1/36                      2,995,137
   2,000,000                   AAA/NR   Town of Chatham Massachusetts,
                                        3.5%, 6/15/37                                 1,953,380
   4,500,000                   AA+/NR   Town of Wilmington Massachusetts,
                                        4.0%, 3/15/37                                 4,580,550
   2,500,000                  AA-/Aa2   University of Massachusetts Building
                                        Authority, 5.0%, 11/1/39                      2,776,625
                                                                                   ------------
                                                                                   $116,417,065
-----------------------------------------------------------------------------------------------
                                        Michigan -- 1.0%
   1,500,000                   BB-/NR   John Tolfree Health System Corp.,
                                        6.0%, 9/15/23                              $  1,500,390
   3,165,000                    NR/NR   Michigan Public Educational
                                        Facilities Authority, 5.875%, 6/1/37          3,165,665

The accompanying notes are an integral part of these financial statements.

20 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

-----------------------------------------------------------------------------------------------
Principal      Floating   S&P/Moody's
Amount ($)     Rate (b)   Ratings                                                  Value
-----------------------------------------------------------------------------------------------
                                        Michigan -- (continued)
   2,000,000                    NR/NR   Michigan State Hospital Finance
                                        Authority, 5.25%, 11/15/25                 $  2,000,380
   1,000,000                    NR/NR   Michigan State Hospital Finance
                                        Authority, 5.5%, 11/15/35                       956,370
                                                                                   ------------
                                                                                   $  7,622,805
-----------------------------------------------------------------------------------------------
                                        Minnesota -- 0.7%
   5,025,000                  AA+/Aa1   State of Minnesota, 4.0%, 8/1/17           $  5,540,062
-----------------------------------------------------------------------------------------------
                                        Mississippi -- 0.4%
   2,750,000                 BBB/Baa2   County of Warren Mississippi,
                                        5.8%, 5/1/34                               $  3,061,162
-----------------------------------------------------------------------------------------------
                                        Missouri -- 1.1%
   2,000,000                     A/NR   Missouri Development Finance Board,
                                        5.25%, 11/1/42                             $  2,173,580
      75,000                   NR/Aaa   Missouri State Environmental
                                        Improvement & Energy Resources
                                        Authority, 5.125%, 1/1/20                        75,301
   5,500,000                  AA+/Aa1   University of Missouri, 5.0%, 11/1/25         6,752,845
                                                                                   ------------
                                                                                   $  9,001,726
-----------------------------------------------------------------------------------------------
                                        New Hampshire -- 1.1%
   5,000,000                    A-/NR   New Hampshire Health and Education
                                        Facilities Authority Act, 5.0%, 10/1/32    $  5,191,000
   3,750,000                    A-/NR   New Hampshire Health and Education
                                        Facilities Authority Act, 5.0%, 10/1/37       3,864,225
                                                                                   ------------
                                                                                   $  9,055,225
-----------------------------------------------------------------------------------------------
                                        New Jersey -- 1.5%
     475,000                    NR/NR   New Jersey Economic Development
                                        Authority, 5.3%, 11/1/26                   $    420,817
     450,000                    NR/NR   New Jersey Economic Development
                                        Authority, 5.375%, 11/1/36                      359,806
   3,000,000                  AAA/Aaa   New Jersey Educational Facilities
                                        Authority, 5.0%, 7/1/39                       3,372,390
   5,115,000                BBB-/Baa3   New Jersey Health Care Facilities
                                        Financing Authority, 5.25%, 7/1/30            5,291,314
   2,000,000                     A/A2   New Jersey Transportation Trust Fund
                                        Authority, 5.5%, 6/15/41                      2,219,040
                                                                                   ------------
                                                                                   $ 11,663,367
-----------------------------------------------------------------------------------------------
                                        New Mexico -- 0.1%
   1,000,000                     A/NR   County of Dona Ana New Mexico,
                                        5.25%, 12/1/25                             $  1,007,800
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 21

-----------------------------------------------------------------------------------------------
Principal      Floating   S&P/Moody's
Amount ($)     Rate (b)   Ratings                                                  Value
-----------------------------------------------------------------------------------------------
                                        New York -- 2.6%
   2,500,000                    A+/A3   Albany Industrial Development
                                        Agency, 5.25%, 11/15/32                    $  2,651,125
   5,030,000                  AAA/Aaa   New York State Dormitory Authority,
                                        5.0%, 10/1/41                                 5,562,828
   5,515,000                   AA-/A3   New York State Dormitory Authority,
                                        5.25%, 7/1/24                                 6,248,991
   1,000,000                BBB-/Baa3   Port Authority of New York & New Jersey,
                                        6.0%, 12/1/36                                 1,146,300
   3,400,000                BBB-/Baa3   Port Authority of New York & New Jersey,
                                        6.0%, 12/1/42                                 3,876,408
   1,500,000                  AA-/Aa3   Port Authority of New York & New Jersey,
                                        6.125%, 6/1/94                                1,750,800
                                                                                   ------------
                                                                                   $ 21,236,452
-----------------------------------------------------------------------------------------------
                                        North Carolina -- 0.6%
   4,000,000                  AAA/Aaa   City of Raleigh North Carolina,
                                        5.0%, 9/1/20                               $  4,814,880
-----------------------------------------------------------------------------------------------
                                        North Dakota -- 0.7%
   5,000,000                  A-/Baa1   County of McLean North Dakota,
                                        5.15%, 7/1/40                              $  5,236,200
-----------------------------------------------------------------------------------------------
                                        Ohio -- 4.7%
  10,000,000                    B-/B3   Buckeye Tobacco Settlement Financing
                                        Authority, 5.75%, 6/1/34                   $  8,248,900
   6,000,000                    B-/B3   Buckeye Tobacco Settlement Financing
                                        Authority, 6.5%, 6/1/47                       5,110,980
   2,000,000                  AAA/Aaa   City of Cincinnati Ohio Water System
                                        Revenue, 5.0%, 12/1/36                        2,252,740
   2,250,000                  AAA/Aaa   City of Cincinnati Ohio Water System
                                        Revenue, 5.0%, 12/1/37                        2,520,180
   1,500,000                    NR/NR   County of Cuyahoga Ohio, 6.0%, 5/15/37        1,518,000
   1,500,000                    NR/NR   County of Cuyahoga Ohio, 6.0%, 5/15/42        1,515,615
   5,000,000                    NR/A3   County of Lake Ohio, 6.0%, 8/15/43            5,370,650
  10,000,000                    AA/A2   JobsOhio Beverage System, 5.0%, 1/1/38       10,918,100
                                                                                   ------------
                                                                                   $ 37,455,165
-----------------------------------------------------------------------------------------------
                                        Oklahoma -- 0.7%
   5,165,000                   AA-/A3   McGee Creek Authority, 6.0%, 1/1/23        $  5,837,741
-----------------------------------------------------------------------------------------------
                                        Oregon -- 0.8%
   3,000,000                   NR/Aa1   Deschutes & Jefferson Counties
                                        School District No. 2J Redmond Oregon,
                                        3.0%, 6/15/32                              $  2,892,660
   2,000,000                   AA+/NR   Multnomah County School District
                                        No 40, 6/15/30 (c)                            1,035,140
   2,000,000                   AA+/NR   Multnomah County School District
                                        No 40, 6/15/31 (c)                              954,160

The accompanying notes are an integral part of these financial statements.

22 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

-----------------------------------------------------------------------------------------------
Principal      Floating   S&P/Moody's
Amount ($)     Rate (b)   Ratings                                                  Value
-----------------------------------------------------------------------------------------------
                                        Oregon -- (continued)
   1,715,000                   AA+/NR   Multnomah County School District
                                        No 40, 6/15/32 (c)                         $    775,043
   1,000,000                    A+/A1   Oregon Health & Science University,
                                        4.0%, 7/1/31                                  1,035,340
                                                                                   ------------
                                                                                   $  6,692,343
-----------------------------------------------------------------------------------------------
                                        Pennsylvania -- 4.6%
   1,500,000                    NR/WR   Allentown Area Hospital Authority,
                                        6.0%, 11/15/16 (Pre-Refunded)              $  1,567,845
   5,000,000       3.50     BBB-/Baa3   Beaver County Industrial Development
                                        Authority, Floating Rate Note, 12/1/35        5,024,900
   5,000,000                   AA-/A3   Lehigh County Industrial Development
                                        Authority, 4.75%, 2/15/27                     5,032,700
   1,000,000                   BBB/NR   Montgomery County Industrial
                                        Development Authority Pennsylvania,
                                        5.0%, 12/1/24                                 1,027,960
   1,000,000                   BBB/NR   Montgomery County Industrial
                                        Development Authority Pennsylvania,
                                        5.0%, 12/1/30                                 1,014,940
   1,000,000                BBB-/Baa3   Pennsylvania Higher Educational
                                        Facilities Authority, 5.0%, 7/1/42            1,014,490
   1,000,000                 BB+/Baa3   Pennsylvania Higher Educational
                                        Facilities Authority, 6.0%, 7/1/43            1,048,670
  11,500,000       0.81       BBB+/NR   Pennsylvania Higher Educational
                                        Facilities Authority, Floating Rate
                                        Note, 7/1/39                                  7,962,485
   5,000,000                    A-/A3   Pennsylvania Turnpike Commission,
                                        5.3%, 12/1/41                                 5,348,400
   1,000,000                   BB-/NR   Philadelphia Authority for Industrial
                                        Development, 6.75%, 6/15/43 (144A)            1,018,060
   2,000,000                   AA/Aa2   Philadelphia Hospitals & Higher Education
                                        Facilities Authority, 4.5%, 7/1/37            2,048,500
   5,000,000                  BB+/Ba2   Philadelphia Hospitals & Higher Education
                                        Facilities Authority, 5.0%, 7/1/34            4,763,050
                                                                                   ------------
                                                                                   $ 36,872,000
-----------------------------------------------------------------------------------------------
                                        Rhode Island -- 0.6%
   5,200,000                   BB/Ba1   Tobacco Settlement Financing Corp.
                                        Rhode Island, 6.25%, 6/1/42                $  5,183,984
-----------------------------------------------------------------------------------------------
                                        South Carolina -- 2.9%
   7,500,000                  AA-/Aa2   County of Florence South Carolina,
                                        4.0%, 6/1/20                               $  8,498,325
   8,265,000                   AA-/A1   South Carolina State Public Service
                                        Authority, 5.0%, 12/1/43                      8,792,142
   5,000,000                   AA-/A1   South Carolina State Public Service
                                        Authority, 5.5%, 12/1/54                      5,492,900
     500,000                  AA+/Aaa   State of South Carolina, 5.0%, 4/1/20           597,775
                                                                                   ------------
                                                                                   $ 23,381,142
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 23

-----------------------------------------------------------------------------------------------
Principal      Floating   S&P/Moody's
Amount ($)     Rate (b)   Ratings                                                  Value
-----------------------------------------------------------------------------------------------
                                        South Dakota -- 0.0%+
      65,000                   NR/Aaa   South Dakota Conservancy District,
                                        5.625%, 8/1/17 (Pre-Refunded)              $     65,293
-----------------------------------------------------------------------------------------------
                                        Texas -- 9.6%
   7,100,000                BBB-/Baa2   Central Texas Regional Mobility
                                        Authority, 1/1/25 (c)                      $  4,462,847
   3,000,000                BBB-/Baa2   Central Texas Regional Mobility
                                        Authority, 1/1/26 (c)                         1,790,010
   3,000,000                BBB-/Baa2   Central Texas Regional Mobility
                                        Authority, 1/1/27 (c)                         1,688,580
   2,500,000                 BB+/Baa3   Central Texas Regional Mobility
                                        Authority, 6.75%, 1/1/41                      2,861,025
   8,285,000                  AA+/Aa2   Dallas Area Rapid Transit, 5.25%,
                                        12/1/29                                      10,373,814
  10,000,000                    A-/A3   Dallas County Utility & Reclamation
                                        District, 5.375%, 2/15/29                    10,793,700
   1,000,000                  NR/Baa3   Harris County Cultural Education
                                        Facilities Finance Corp., 5.0%, 6/1/28        1,082,170
     500,000                  NR/Baa3   Harris County Cultural Education
                                        Facilities Finance Corp., 5.0%, 6/1/33          527,200
   2,750,000                  AAA/Aaa   Houston Higher Education Finance
                                        Corp., 5.0%, 5/15/35                          3,090,312
     390,000                  AAA/Aaa   Houston Higher Education Finance
                                        Corp., 5.0%, 5/15/40                            435,622
   2,000,000                    A-/A2   North Texas Tollway Authority, 5.0%,
                                        1/1/38                                        2,143,260
   4,000,000                   BBB/A3   Texas Municipal Gas Acquisition &
                                        Supply Corp. III, 5.0%, 12/15/31              4,246,240
  10,410,000                  NR/Baa3   Texas Private Activity Bond Surface
                                        Transportation Corp., 7.0%, 6/30/40          12,372,701
   2,255,000                   BBB/NR   Texas State Public Finance Authority
                                        Charter School Finance Corp., 6.2%,
                                        2/15/40                                       2,514,573
   4,500,000                  AAA/Aaa   Texas Transportation Commission
                                        State Highway Fund, 5.0%, 4/1/23              5,522,310
   6,100,000                  AAA/Aaa   The University of Texas System,
                                        5.0%, 8/15/20                                 7,330,309
   5,000,000                  AAA/Aaa   The University of Texas System,
                                        5.0%, 8/15/24                                 6,199,800
                                                                                   ------------
                                                                                   $ 77,434,473
-----------------------------------------------------------------------------------------------
                                        Utah -- 0.1%
     500,000                  BBB-/NR   Utah State Charter School Finance
                                        Authority, 5.75%, 7/15/20                  $    540,415
-----------------------------------------------------------------------------------------------
                                        Vermont -- 0.2%
   1,295,000                 BBB-/Baa   Vermont Educational & Health
                                        Buildings Financing Agency, 5.0%,
                                        7/1/24                                     $  1,295,168
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

-----------------------------------------------------------------------------------------------
Principal      Floating   S&P/Moody's
Amount ($)     Rate (b)   Ratings                                                  Value
-----------------------------------------------------------------------------------------------
                                        Virginia -- 5.4%
   7,765,000                  AAA/Aaa   County of Fairfax Virginia, 4.0%, 4/1/19   $  8,760,706
  13,990,000                    B-/B3   Tobacco Settlement Financing Corp.
                                        Virginia, 5.0%, 6/1/47                        9,776,912
   4,000,000                  AAA/Aaa   University of Virginia, 5.0%, 6/1/37          4,564,760
   5,000,000                  AAA/Aaa   University of Virginia, 5.0%, 6/1/43          5,647,900
   5,000,000                  AA+/Aa1   Virginia Public School Authority,
                                        4.0%, 8/1/25                                  5,619,050
   7,500,000                BBB+/Baa1   Washington County Industrial
                                        Development Authority Virginia,
                                        7.75%, 7/1/38                                 8,718,900
                                                                                   ------------
                                                                                   $ 43,088,228
-----------------------------------------------------------------------------------------------
                                        Washington -- 6.6%
  10,000,000                    AA/NR   FYI Properties, 5.5%, 6/1/39               $ 11,280,100
  10,000,000                   AAA/NR   King County Housing Authority,
                                        5.5%, 5/1/38                                 11,093,000
   3,000,000                     A/A2   King County Public Hospital District
                                        No. 1, 5.25%, 12/1/37                         3,175,980
   3,000,000                  AA+/Aa1   King County School District No. 411
                                        Issaquah, 4.5%, 12/1/30                       3,342,660
   1,500,000                     A/A1   Public Utility District No. 1 of Franklin
                                        County, 5.0%, 9/1/38                          1,599,870
   5,000,000                  AA+/Aa1   State of Washington, 5.0%, 8/1/36             5,633,200
   5,600,000                  AA+/Aaa   University of Washington, 5.0%, 6/1/37        6,156,080
   1,000,000                  AA-/Aa3   Washington Health Care Facilities
                                        Authority, 4.25%, 10/1/37                     1,015,260
   5,000,000                   AA/Aa3   Washington Health Care Facilities
                                        Authority, 5.25%, 10/1/33                     5,607,000
   2,400,000                 BBB/Baa2   Washington Health Care Facilities
                                        Authority, 6.125%, 8/15/37                    2,525,952
   1,635,000                    NR/NR   Washington State Housing Finance
                                        Commission, 5.25%, 1/1/17                     1,642,210
                                                                                   ------------
                                                                                   $ 53,071,312
-----------------------------------------------------------------------------------------------
                                        Wisconsin -- 0.6%
   1,430,000                    NR/A1   Adams-Friendship Area School
                                        District, 6.5%, 4/1/16                     $  1,575,016
   3,000,000                    A+/NR   Wisconsin Health & Educational
                                        Facilities Authority, 5.125%, 8/15/35         3,186,630
                                                                                   ------------
                                                                                   $  4,761,646
-----------------------------------------------------------------------------------------------
                                        TOTAL MUNICIPAL BONDS
                                        (Cost $753,698,972)                        $787,953,137
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 25

-----------------------------------------------------------------------------------------------
Shares                                                                             Value
-----------------------------------------------------------------------------------------------
                                        TEMPORARY CASH
                                        INVESTMENT -- 1.6%
                                        Mutual Fund -- 1.6%
  13,000,000                            BlackRock Liquidity Funds
                                        MuniFund Portfolio                         $ 13,000,000
-----------------------------------------------------------------------------------------------
                                        TOTAL TEMPORARY CASH INVESTMENT
                                        (Cost $13,000,000)                         $ 13,000,000
-----------------------------------------------------------------------------------------------
                                        TOTAL INVESTMENT IN
                                        SECURITIES -- 99.8%
                                        (Cost $767,338,972) (a)                    $801,643,537
-----------------------------------------------------------------------------------------------
                                        OTHER ASSETS & LIABILITIES -- 0.2%         $  1,483,801
-----------------------------------------------------------------------------------------------
                                        TOTAL NET ASSETS -- 100.0%                 $803,127,338
===============================================================================================

(Pre-Refunded) Pre-refunded bonds have been collateralized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

+              Amount rounds to less than 0.1%.

*              Non-income producing security.

NR             Not rated by either S&P or Moody's.

WR             Withdrawn rating.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2014, the value of these securities amounted to $1,018,060 or 0.1% of total net assets.

(a) At June 30, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $765,378,471 was as follows:

                  Aggregate gross unrealized appreciation for all investments in which
                      there is an excess of value over tax cost                             $ 44,182,755

                  Aggregate gross unrealized depreciation for all investments in which
                       there is an excess of tax cost over value                              (7,917,689)
                                                                                            ------------
                  Net unrealized appreciation                                               $ 36,265,066
                                                                                            ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2014 aggregated $183,341,895 and $169,000,665, respectively.

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c) Security is issued with a zero coupon. Income is earned through accretion of discount.

(d)         Security is in default and is non-income producing.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 -- quoted prices in active markets for identical securities.

   Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

   Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

The accompanying notes are an integral part of these financial statements.

26 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes To Financial Statements -- Note 1A.

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund's investments:

--------------------------------------------------------------------------------
                            Level 1        Level 2        Level 3   Total
--------------------------------------------------------------------------------
Liquidating Trust           $        --    $    690,400   $ --      $    690,400
Municipal Bonds                      --     787,953,137     --       787,953,137
Temporary Cash Investment    13,000,000              --     --        13,000,000
--------------------------------------------------------------------------------
Total                       $13,000,000    $788,643,537   $ --      $801,643,537
================================================================================

During the six months ended June 30, 2014, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

                Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 27

Statement of Assets and Liabilities | 6/30/14 (unaudited)

ASSETS:
  Investment in securities (cost $767,338,972)                   $ 801,643,537
  Receivables --
     Fund shares sold                                                  967,974
     Interest                                                       10,673,730
  Other assets                                                          60,048
-------------------------------------------------------------------------------
        Total assets                                             $ 813,345,289
===============================================================================
LIABILITIES:
  Payables --
     Investment securities purchased                             $   7,420,400
     Fund shares repurchased                                         1,138,680
     Dividends                                                         599,794
  Due to custodian                                                     877,867
  Due to affiliates                                                    135,662
  Accrued expenses                                                      45,548
-------------------------------------------------------------------------------
        Total liabilities                                        $  10,217,951
===============================================================================
NET ASSETS:
  Paid-in capital                                                $ 861,481,603
  Undistributed net investment income                               10,970,289
  Accumulated net realized loss on investments                    (103,629,119)
  Net unrealized appreciation on investments                        34,304,565
-------------------------------------------------------------------------------
        Total net assets                                         $ 803,127,338
===============================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (Based on $692,080,006/48,758,797 shares)              $       14.19
  Class B (Based on $1,665,008/118,372 shares)                   $       14.07
  Class C (Based on $39,864,276/2,831,961 shares)                $       14.08
  Class Y (Based on $69,518,048/4,915,760 shares)                $       14.14
MAXIMUM OFFERING PRICE:
  Class A ($14.19 (divided by) 95.5%)                            $       14.86
===============================================================================

The accompanying notes are an integral part of these financial statements.

28 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

Statement of Operations (unaudited)

For the Six Months Ended 6/30/14

INVESTMENT INCOME:
  Interest                                              $17,401,615
---------------------------------------------------------------------------------
        Total investment income                                      $17,401,615
=================================================================================
EXPENSES:
  Management fees                                       $ 1,794,192
  Transfer agent fees
     Class A                                                112,632
     Class B                                                  1,227
     Class C                                                  2,218
     Class Y                                                    696
  Distribution fees
     Class A                                                837,550
     Class B                                                  8,661
     Class C                                                190,629
  Shareholder communication expense                         147,261
  Administrative reimbursements                             129,725
  Custodian fees                                              5,083
  Registration fees                                          27,235
  Professional fees                                          38,505
  Printing expense                                            7,723
  Fees and expenses of nonaffiliated trustees                14,822
  Miscellaneous                                              33,166
---------------------------------------------------------------------------------
        Total expenses                                               $ 3,351,325
        Less fees waived and expenses reimbursed
           by Pioneer Investment Management, Inc.                    $  (113,331)
---------------------------------------------------------------------------------
        Net expenses                                                 $ 3,237,994
---------------------------------------------------------------------------------
           Net investment income                                     $14,163,621
---------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                   $13,236,212
---------------------------------------------------------------------------------
  Change in net unrealized appreciation on Investments               $40,727,593
---------------------------------------------------------------------------------
  Net gain on investments                                            $53,963,805
---------------------------------------------------------------------------------
  Net increase in net assets resulting from operations               $68,127,426
=================================================================================

The accompanying notes are an integral part of these financial statements.

                Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 29

Statements of Changes in Net Assets

------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended           Year
                                                           6/30/14         Ended
                                                           (unaudited)     12/31/13
------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                      $  14,163,621   $   35,770,946
Net realized gain on investments                              13,236,212        9,368,522
Change in net unrealized appreciation (depreciation)
  on investments                                              40,727,593      (94,170,807)
------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
         from operations                                   $  68,127,426   $  (49,031,339)
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
     Class A ($0.28 and $0.55 per share, respectively)     $ (13,468,870)  $  (29,223,000)
     Class B ($0.21 and $0.42 per share, respectively)           (27,077)         (78,184)
     Class C ($0.22 and $0.44 per share, respectively)          (617,090)      (1,343,060)
     Class Y ($0.29 and $0.58 per share, respectively)        (1,353,565)      (3,050,162)
------------------------------------------------------------------------------------------
        Total distributions to shareowners                 $ (15,466,602)  $  (33,694,406)
------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares               $  48,516,732   $   68,894,166
Reinvestment of distributions                                 11,975,725       26,185,710
Cost of shares repurchased                                   (55,931,642)    (225,484,150)
------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from
        Fund share transactions                            $   4,560,815   $ (130,404,274)
------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets                 $  57,221,639   $ (213,130,019)
NET ASSETS:
Beginning of period                                        $ 745,905,699   $  959,035,718
------------------------------------------------------------------------------------------
End of period                                              $ 803,127,338   $  745,905,699
==========================================================================================
Undistributed net investment income                        $  10,970,289   $   12,273,270
==========================================================================================

The accompanying notes are an integral part of these financial statements.

30 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

------------------------------------------------------------------------------------------
                                '14 Shares   '14 Amount
                                (unaudited)  (unaudited)     '13 Shares    '13 Amount
------------------------------------------------------------------------------------------
Class A
Shares sold                      2,000,943   $ 27,929,242      2,413,717   $   34,006,081
Reinvestment of distributions      747,347     10,438,261      1,638,671       22,689,996
Less shares repurchased         (2,960,912)   (41,014,462)   (11,670,231)    (160,686,248)
------------------------------------------------------------------------------------------
     Net decrease                 (212,622)  $ (2,646,959)    (7,617,843)  $ (103,990,171)
==========================================================================================
Class B
Shares sold or exchanged               594   $      8,260            844   $       11,584
Reinvestment of distributions        1,349         18,655          4,064           56,091
Less shares repurchased            (25,854)      (352,471)       (98,932)      (1,369,802)
------------------------------------------------------------------------------------------
     Net decrease                  (23,911)  $   (325,556)       (94,024)  $   (1,302,127)
==========================================================================================
Class C
Shares sold                        317,793   $  4,390,398        811,984   $   11,245,597
Reinvestment of distributions       35,794        495,872         75,251        1,032,280
Less shares repurchased           (359,324)    (4,918,637)    (1,172,271)     (15,834,811)
------------------------------------------------------------------------------------------
     Net decrease                   (5,737)  $    (32,367)      (285,036)  $   (3,556,934)
==========================================================================================
Class Y
Shares sold                      1,162,748   $ 16,188,832      1,689,829   $   23,630,904
Reinvestment of distributions       73,478      1,022,937        173,595        2,407,343
Less shares repurchased           (692,797)    (9,646,072)    (3,432,449)     (47,593,289)
------------------------------------------------------------------------------------------
     Net increase (decrease)       543,429   $  7,565,697     (1,569,025)  $  (21,555,042)
==========================================================================================

The accompanying notes are an integral part of these financial statements.

                Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 31

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year        Year          Year       Year       Year
                                                              6/30/14      Ended       Ended         Ended      Ended      Ended
                                                              (unaudited)  12/31/13    12/31/12      12/31/11   12/31/10   12/31/09
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                          $  13.25     $  14.56    $  13.40      $  12.56   $  12.86   $  10.90
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                      $   0.26     $   0.61    $   0.61      $   0.62   $   0.57   $   0.59
   Net realized and unrealized gain (loss) on investments         0.96        (1.37)       1.09          0.82      (0.28)      1.99
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $   1.22     $  (0.76)   $   1.70      $   1.44   $   0.29   $   2.58
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $  (0.28)    $  (0.55)   $  (0.54)     $  (0.60)  $  (0.59)  $  (0.61)
   Net realized gain                                                --           --          --            --         --      (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           $  (0.28)    $  (0.55)   $  (0.54)     $  (0.60)  $  (0.59)  $  (0.62)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $   0.94     $  (1.31)   $   1.16      $   0.84   $  (0.30)  $   1.96
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  14.19     $  13.25    $  14.56      $  13.40   $  12.56   $  12.86
====================================================================================================================================
Total return*                                                     9.24%       (5.33)%     12.87%(a)     11.73%      2.15%     24.01%
Ratio of net expenses to average net assets                       0.82%**      0.82%       0.82%         0.82%      0.82%      0.82%
Ratio of net investment income to average net assets              3.68%**      4.16%       4.35%         4.77%      4.55%      4.94%
Portfolio turnover rate                                             45%**        15%         17%           14%        18%        18%
Net assets, end of period (in thousands)                      $692,080     $649,007    $824,216      $767,290   $749,235   $479,599
Ratios with no waiver of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                 0.85%**      0.84%       0.83%         0.87%      0.85%      0.88%
   Net investment income                                          3.65%**      4.14%       4.33%         4.72%      4.52%      4.88%
====================================================================================================================================

(a) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2012, the total return would have been 12.64%.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

32 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended       Year       Year         Year      Year      Year
                                                              6/30/14     Ended      Ended        Ended     Ended     Ended
                                                              (unaudited) 12/31/13   12/31/12     12/31/11  12/31/10  12/31/09
------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                          $ 13.13     $ 14.46    $ 13.30      $ 12.48   $ 12.78   $ 10.83
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                      $  0.23     $  0.56    $  0.52      $  0.55   $  0.46   $  0.50
   Net realized and unrealized gain (loss) on investments        0.92       (1.47)      1.05         0.75     (0.29)     1.96
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  1.15     $ (0.91)   $  1.57      $  1.30   $  0.17   $  2.46
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.21)    $ (0.42)   $ (0.41)     $ (0.48)  $ (0.47)  $ (0.50)
   Net realized gain                                               --          --         --           --        --     (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           $ (0.21)    $ (0.42)   $ (0.41)     $ (0.48)  $ (0.47)  $ (0.51)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $  0.94     $ (1.33)   $  1.16      $  0.82   $ (0.30)  $  1.95
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 14.07     $ 13.13    $ 14.46      $ 13.30   $ 12.48   $ 12.78
==============================================================================================================================
Total return*                                                    8.82%      (6.39)%    11.94%(a)    10.63%     1.25%    22.97%
Ratio of net expenses to average net assets                      1.72%**     1.72%      1.72%        1.72%     1.68%     1.71%
Ratio of net investment income to average net assets             2.80%**     3.23%      3.46%        3.93%     3.68%     4.06%
Portfolio turnover rate                                            45%**       15%        17%          14%       18%       18%
Net assets, end of period (in thousands)                      $ 1,665     $ 1,868    $ 3,418      $ 4,364   $ 8,169   $ 5,838
Ratios with no waiver of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                1.90%**     1.76%      1.75%        1.74%     1.68%     1.71%
   Net investment income                                         2.62%**     3.19%      3.43%        3.90%     3.68%     4.06%
==============================================================================================================================

(a) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2012, the total return would have been 11.81%.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

                Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 33

------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended       Year       Year         Year      Year      Year
                                                              6/30/14     Ended      Ended        Ended     Ended     Ended
                                                              (unaudited) 12/31/13   12/31/12     12/31/11  12/31/10  12/31/09
------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                          $ 13.14     $ 14.44    $ 13.29      $ 12.46   $ 12.77   $ 10.83
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                      $  0.20     $  0.49    $  0.49      $  0.51   $  0.47   $  0.47
   Net realized and unrealized gain (loss) on investments        0.96       (1.35)      1.09         0.81     (0.30)     1.98
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  1.16     $ (0.86)   $  1.58      $  1.32   $  0.17   $  2.45
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.22)    $ (0.44)   $ (0.43)     $ (0.49)  $ (0.48)  $ (0.50)
   Net realized gain                                               --          --         --           --        --     (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           $ (0.22)    $ (0.44)   $ (0.43)     $ (0.49)  $ (0.48)  $ (0.51)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $  0.94     $ (1.30)   $  1.15      $  0.83   $ (0.31)  $  1.94
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 14.08     $ 13.14    $ 14.44      $ 13.29   $ 12.46   $ 12.77
==============================================================================================================================
Total return*                                                    8.88%      (6.05)%    12.03%(a)    10.84%     1.26%    22.93%
Ratio of net expenses to average net assets                      1.58%**     1.59%      1.58%        1.61%     1.60%     1.64%
Ratio of net investment income to average net assets             2.92%**     3.39%      3.58%        3.98%     3.78%     4.08%
Portfolio turnover rate                                            45%**       15%        17%          14%       18%       18%
Net assets, end of period (in thousands)                      $39,864     $37,291    $45,106      $37,834   $38,548   $26,422
Ratios with no waiver of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                1.58%**     1.59%      1.58%        1.61%     1.60%     1.64%
   Net investment income                                         2.92%**     3.39%      3.58%        3.98%     3.78%     4.08%
==============================================================================================================================

(a) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2012, the total return would have been 11.87%.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

34 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

-------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year       Year         Year      Year      Year
                                                              6/30/14      Ended      Ended        Ended     Ended     Ended
                                                              (unaudited)  12/31/13   12/31/12     12/31/11  12/31/10  12/31/09
-------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                          $ 13.21      $ 14.52    $ 13.37      $ 12.53   $ 12.84   $ 10.89
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                      $  0.25      $  0.68    $  0.63      $  0.67   $  0.58   $  0.63
   Net realized and unrealized gain (loss) on investments        0.97        (1.41)      1.10         0.80     (0.26)     1.96
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  1.22      $ (0.73)   $  1.73      $  1.47   $  0.32   $  2.59
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.29)     $ (0.58)   $ (0.58)     $ (0.63)  $ (0.63)  $ (0.63)
   Net realized gain                                               --           --         --           --        --     (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           $ (0.29)     $ (0.58)   $ (0.58)     $ (0.63)  $ (0.63)  $ (0.64)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $  0.93      $ (1.31)   $  1.15      $  0.84   $ (0.31)  $  1.95
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 14.14      $ 13.21    $ 14.52      $ 13.37   $ 12.53   $ 12.84
==============================================================================================================================
Total return*                                                    9.32%       (5.10)%    13.12%(a)    12.04%     2.34%    24.22%
Ratio of net expenses to average net assets                      0.55%**      0.55%      0.55%        0.55%     0.55%     0.58%
Ratio of net investment income to average net assets             3.94%**      4.41%      4.60%        5.04%     4.81%     5.17%
Portfolio turnover rate                                            45%**        15%        17%          14%       18%       18%
Net assets, end of period (in thousands)                      $69,518      $57,739    $86,296      $65,896   $76,959   $21,963
Ratios with no waiver of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                0.64%**      0.67%      0.58%        0.57%     0.55%     0.58%
   Net investment income                                         3.85%**      4.29%      4.57%        5.02%     4.80%     5.17%
==============================================================================================================================

(a) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2012, the total return would have been 12.85%.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

                Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 35

Notes to Financial Statements | 6/30/14 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer AMT-Free Municipal Fund (the Fund) is one of two series comprising Pioneer Series Trust II, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income tax as is consistent with the relative stability of capital.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

36 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. Fixed income securities with remaining maturity of more than sixty days are valued at prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Shares of money market mutual funds are valued at such Funds' net asset value.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
    (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

                Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 37

    At June 30, 2014, no securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services or broker-dealers).

    Discount and premium on debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis over the life of the respective security with a corresponding increase or decrease in the cost basis of the security. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2013, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

    The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2013 was as follows:

    ----------------------------------------------------------------------------
                                                                            2013
    ----------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                                                  $ 2,400,373
    Tax-exempt income                                                 31,294,033
    ----------------------------------------------------------------------------
         Total                                                       $33,694,406
    ============================================================================

38 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2013:

    ----------------------------------------------------------------------------
                                                                          2013
    ----------------------------------------------------------------------------
    Distributable earnings:
    Undistributed tax-exempt income                             $   10,279,131
    Capital loss carryforward                                     (116,831,693)
    Net unrealized depreciation                                     (4,462,527)
    ----------------------------------------------------------------------------
         Total                                                  $ (111,015,089)
    ============================================================================

    The difference between book-basis and tax-basis depreciation is attributable to the tax deferrals of losses on wash sales and tax treatment of premium and amortization.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A., (UniCredit), earned $16,337 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2014.

D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.

                Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 39

E.  Risks

    At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.45% of the next $500 million; and 0.40% of the excess over $750 million. For the six months ended June 30, 2014, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.46% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 0.82%, 1.72%, 1.72% and 0.55% of the average daily net assets attributable to Class A, Class B, Class C and Class Y shares, respectively. Fees waived and expenses reimbursed during the six months ended June 30, 2014 are reflected on the Statement of Operations. These expense limitations are in effect through May 1, 2015. There can be no assurance that PIM will extend the expense limit agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $49,622 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2014.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.

40 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

For the six months ended June 30, 2014, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                 $104,216
Class B                                                                    1,964
Class C                                                                    8,057
Class Y                                                                   33,024
--------------------------------------------------------------------------------
   Total                                                                $147,261
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $62,517 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2014.

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $23,523 in distribution fees payable to PFD at June 30, 2014.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSC are paid to PFD. For the six months ended June 30, 2014, CDSC in the amount of $1,695 were paid to PFD.

                Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 41

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2014, the Fund's expenses were not reduced under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect until February 12, 2014 was in the amount of $215 million. As of February 12, 2014, the facility is in the amount of $240 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.90% (0.85% as of February 12, 2014) on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Eurodollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended June 30, 2014, the Fund had no borrowings under a credit facility.

7. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Fund, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Fund's independent registered public accounting firm for the fiscal year ending December 31, 2014. Deloitte & Touche LLP replaces Ernst & Young LLP, which resigned as the Fund's independent registered public accounting firm, effective upon completion of the audit of the Fund's financial statements for the fiscal year ended December 31, 2013.

During the periods that Ernst & Young LLP served as the Fund's independent registered public accounting firm, including the Fund's two most recent fiscal years, Ernst & Young LLP's reports on the financial statements of the Fund have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting

42 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

8. Subsequent Event

Upcoming Conversion of Class B shares

As of the close of business on November 10, 2014 (the "Conversion Date"), all outstanding Class B shares of the Pioneer funds will be converted to Class A shares. Shareholders may continue to hold their Class B shares until the Conversion Date. Prior to the Conversion Date, redemptions of Class B shares are subject to any applicable contingent deferred sales charges (CDSCs). Class A shares acquired through the conversion will not be subject to CDSCs, nor will any sales charges be assessed in connection with the conversion. After the Conversion Date, subsequent purchases of Class A shares will be subject to sales charges as described in the Fund's prospectus.

                Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14 43

Trustees, Officers and Service Providers

Trustees                                  Officers
Thomas J. Perna, Chairman                 Daniel K. Kingsbury, President*
David R. Bock                             Mark D. Goodwin, Executive
Benjamin M. Friedman                         Vice President
Margaret B.W. Graham                      Mark E. Bradley, Treasurer**
Daniel K. Kingsbury*                      Christopher J. Kelley, Secretary
Marguerite A. Piret
Kenneth J. Taubes
Stephen K. West***

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*   Chief Executive Officer of the Fund. Resigned effective August 8, 2014.

**  Chief Financial and Accounting Officer of the Fund.

*** Retired effective July 15, 2014.

44 Pioneer AMT-Free Municipal Fund | Semiannual Report | 6/30/14

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2014 Pioneer Investments 19451-08-0814

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Not applicable.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Not applicable.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Not applicable.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Pioneer Series Trust II


By (Signature and Title)* /s/ Mark Goodwin
Mark Goodwin, Executive Vice President

Date August 28, 2014


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Mark Goodwin
Mark Goodwin, Executive Vice President

Date August 28, 2014


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date August 28, 2014

* Print the name and title of each signing officer under his or her signature.